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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment           [ ] Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAB Capital Management, LLC
Address: 712 Fifth Avenue, 42nd Floor
         New York, NY 10019

Form 13F File Number: 28- 06339

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Jackelow
Title: Chief Financial Officer
Phone: 212-457-8010

Signature, Place, and Date of Signing:

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


/s/ Brian Jackelow                          New York, NY   August 14, 2006
----------------------------------------   (City, State)   (Date)
(Signature)
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Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

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
Number of Other Included Managers:                1
Form 13F Information Table Entry Total:          39
Form 13F Information Table Value Total:   1,463,606 (thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
No.   Form 13F File Number   Name
---   --------------------   ----
1           28-06341         SAB Capital Advisors, LLC
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                           FORM 13F INFORMATION TABLE

                                                                       COLUMN 5                                      COLUMN 8
                               COLUMN 2               COLUMN 4 --------------------------  COLUMN 6  COLUMN 7    VOTING AUTHORITY
          COLUMN 1             TITLE OF     COLUMN 3    VALUE    SHRS OR                  INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER            CLASS       CUSIP    (X1000)    PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE    SHARED NONE
       --------------        ------------ ----------- -------- ---------- ------ -------- ---------- -------- ---------- ------ ----
BAUSCH & LOMB INC                 COM      071707103   127,479  2,599,500 SH                DEFINED      1     2,599,500    0     0
PHH CORP                        COM NEW    693320202    97,207  3,529,677 SH                DEFINED      1     3,529,677    0     0
M D C HLDGS INC                   COM      552676108    88,668  1,707,446 SH                DEFINED      1     1,707,446    0     0
ADVANCED MEDICAL OPTICS INC       COM      00763M108    85,303  1,682,500 SH                DEFINED      1     1,682,500    0     0
LEGG MASON INC                    COM      524901105    84,104    845,100 SH                DEFINED      1       845,100    0     0
AMERICAN INTL GROUP INC           COM      026874107    83,709  1,417,596 SH                DEFINED      1     1,417,596    0     0
WILLIAMS COS INC DEL              COM      969457100    78,490  3,360,000 SH                DEFINED      1     3,360,000    0     0
COUNTRYWIDE FINANCIAL CORP        COM      222372104    66,635  1,749,861 SH                DEFINED      1     1,749,861    0     0
UNITEDHEALTH GROUP INC            COM      91324P102    62,705  1,400,300 SH                DEFINED      1     1,400,300    0     0
TERRA INDS INC                    COM      880915103    60,494  9,496,700 SH                DEFINED      1     9,496,700    0     0
ATP OIL & GAS CORP                COM      00208J108    55,868  1,332,404 SH                DEFINED      1     1,332,404    0     0
AMERICAN EAGLE OUTFITTERS NE      COM      02553E106    55,716  1,636,779 SH                DEFINED      1     1,636,779    0     0
WCI CMNTYS INC                    COM      92923C104    52,948  2,628,997 SH                DEFINED      1     2,628,997    0     0
HOME DEPOT INC                    COM      437076102    49,569  1,385,000 SH                DEFINED      1     1,385,000    0     0
TRIAD HOSPITALS INC               COM      89579K109    41,493  1,048,320 SH                DEFINED      1     1,048,320    0     0
UNISOURCE ENERGY CORP             COM      909205106    36,672  1,177,267 SH                DEFINED      1     1,177,267    0     0
MARINER ENERGY INC                COM      56845T305    37,177  2,023,800 SH                DEFINED      1     2,023,800    0     0
AMEDISYS INC                      COM      023436108    35,009    923,719 SH                DEFINED      1       923,719    0     0
MICROSOFT CORP                    COM      594918104    27,960  1,200,000 SH                DEFINED      1     1,200,000    0     0
HUNTSMAN CORP                     COM      447011107    27,882  1,609,808 SH                DEFINED      1     1,609,808    0     0
CHARTER COMMUNICATIONS INC D     CL A      16117M107    24,463 21,648,714 SH                DEFINED      1    21,648,714    0     0
NIKE INC                         CL B      654106103    23,670    292,220 SH                DEFINED      1       292,220    0     0
BEARINGPOINT INC                  COM      074002106    20,098  2,401,210 SH                DEFINED      1     2,401,210    0     0
INTRALASE CORP                    COM      461169104    17,781  1,062,193 SH                DEFINED      1     1,062,193    0     0
CELANESE CORP DEL              COM SER A   150870103    16,336    800,000 SH                DEFINED      1       800,000    0     0
NRG ENERGY INC                  COM NEW    629377508    14,460    300,130 SH                DEFINED      1       300,130    0     0
UNIVERSAL AMERN FINL CORP         COM      913377107    11,984    911,300 SH                DEFINED      1       911,300    0     0
USEC INC                          COM      90333E108     8,569    723,100 SH                DEFINED      1       723,100    0     0
ENERGY PARTNERS LTD               COM      29270U105     7,358    388,300 SH                DEFINED      1       388,300    0     0
QUEST RESOURCE CORP             COM NEW    748349305     6,483    478,475 SH                DEFINED      1       478,475    0     0
SCOTTISH RE GROUP LTD             ORD      G7885T104     5,824    349,150 SH                DEFINED      1       349,150    0     0
KKR FINL CORP                     COM      482476306     5,348    257,000 SH                DEFINED      1       257,000    0     0
YANKEE CANDLE INC                 COM      984757104     2,627    105,040 SH                DEFINED      1       105,040    0     0
PFSWEB INC                        COM      717098107       451    367,000 SH                DEFINED      1       367,000    0     0
ISHARES TR                   RUSSELL 2000  464287655    26,817     88,640 SH        PUT     DEFINED      1        88,640    0     0
SPDR TR                           PUT     78462F 95 3    6,756      1,413 SH        PUT     DEFINED      1         1,413    0     0
MIDCAP SPDR TR                    PUT      595635953     8,113     17,500 SH        PUT     DEFINED      1        17,500    0     0
AMEDISYS INC                      PUT      023436958       313      5,000 SH        PUT     DEFINED      1         5,000    0     0
ATP OIL & GAS CORP               CALL      00208J908     1,067      4,064 SH       CALL     DEFINED      1         4,064    0     0
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